Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price High Yield Fund, Inc.
Prospectus Date	rr_ProspectusDate	Oct. 01, 2015
Advisor Class | T. Rowe Price High Yield Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price High Yield Fund—Advisor Class SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks high current income and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund’s Advisor Class Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 59.2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in a widely diversified portfolio of high yield corporate bonds, often called “junk” bonds, as well as income-producing convertible securities and preferred stocks that are rated below investment grade or not rated by any major credit rating agency but deemed to be below investment grade by T. Rowe Price. High yield bonds are rated below investment grade (BB and lower, or an equivalent rating), and tend to provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

The fund may purchase securities of any maturity and its weighted average maturity will vary with market conditions. In selecting investments, we rely extensively on T. Rowe Price credit research analysts. The fund intends to focus primarily on the higher-quality range (BB and B, or an equivalent rating) of the high yield market.

While most assets will typically be invested in U.S. dollar-denominated bonds, the fund may also invest in bonds of foreign issuers (including securities of issuers in emerging markets). The fund may invest up to 20% of its net assets in non-U.S. dollar-denominated securities and may invest without limitation in U.S. dollar-denominated bonds of foreign issuers. The fund may also use forward currency exchange contracts and credit default swaps in keeping with the fund’s objectives. Forward currency exchange contracts would typically be used to protect the fund’s foreign bond holdings from adverse currency movements relative to the U.S. dollar and credit default swaps would typically be used to protect the value of certain portfolio holdings or to manage the fund’s overall exposure to changes in credit quality.

		The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity or credit quality, to shift assets into and out of higher-yielding securities, or to reduce its exposure to certain securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Fixed income markets risk Economic and other market developments can adversely affect fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities or durations and funds with longer weighted average maturities or durations carry greater interest rate risk.

While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be “called,” or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation.

Junk bond risk The fund is exposed to greater credit risk and volatility than other bond funds. High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as significant trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund’s investments in emerging markets.

Convertible securities and preferred stock risk Investments in convertible securities and preferred stocks subject the fund to risks associated with both equity and fixed income securities, depending on the price of the underlying security and the conversion price. Stocks generally fluctuate in value more than bonds and tend to move in cycles, with periods of rising and falling prices. The value of a stock may decline due to general weakness in the stock market or because of factors that affect a particular company or industry. Convertible securities are typically issued by smaller-capitalized companies whose stock prices are more volatile than companies that have access to more conventional means of raising capital. Preferred stock holders would be paid after corporate bondholders, but before common stockholders, in the event a company fails.

		Derivatives risk The fund uses forward currency exchange contracts and credit default swaps and is therefore exposed to additional volatility in comparison to investing directly in bonds and other debt securities. These instruments can be illiquid and difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund and, if not traded on an exchange, are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that anticipated changes in currency values, currency exchange rates, or the creditworthiness of an issuer will not be accurately predicted, which could significantly harm the fund’s performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table provide some indications of the risks of investing in the fund by showing how much returns can differ from year to year and how the fund’s average annual returns for certain periods compare with the returns of a relevant broad-based market index, as well as with the returns of other comparative indexes that have investment characteristics similar to those of the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table provide some indications of the risks of investing in the fund by showing how much returns can differ from year to year and how the fund’s average annual returns for certain periods compare with the returns of a relevant broad-based market index, as well as with the returns of other comparative indexes that have investment characteristics similar to those of the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	High Yield Fund–Advisor Class Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	19.26%
Worst Quarter	12/31/08	-18.39%
		The fund’s return for the six months ended 6/30/15 was 3.29%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the figure shown for “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown for “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. In some cases, the figure shown for “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown for “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.
Advisor Class | T. Rowe Price High Yield Fund, Inc. | T. Rowe Price High Yield Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
1 year	rr_ExpenseExampleYear01	$ 102
3 years	rr_ExpenseExampleYear03	318
5 years	rr_ExpenseExampleYear05	552
10 years	rr_ExpenseExampleYear10	$ 1,225
2005	rr_AnnualReturn2005	3.20%
2006	rr_AnnualReturn2006	9.38%
2007	rr_AnnualReturn2007	3.07%
2008	rr_AnnualReturn2008	(24.65%)
2009	rr_AnnualReturn2009	48.92%
2010	rr_AnnualReturn2010	14.12%
2011	rr_AnnualReturn2011	2.97%
2012	rr_AnnualReturn2012	14.93%
2013	rr_AnnualReturn2013	8.67%
2014	rr_AnnualReturn2014	1.76%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.39%)
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	8.35%
10 Years	rr_AverageAnnualReturnYear10	6.91%
Advisor Class | T. Rowe Price High Yield Fund, Inc. | Returns after taxes on distributions | T. Rowe Price High Yield Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.14%)
5 Years	rr_AverageAnnualReturnYear05	5.57%
10 Years	rr_AverageAnnualReturnYear10	4.14%
Advisor Class | T. Rowe Price High Yield Fund, Inc. | Returns after taxes on distributions and sale of fund shares | T. Rowe Price High Yield Fund-Advisor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.19%
5 Years	rr_AverageAnnualReturnYear05	5.37%
10 Years	rr_AverageAnnualReturnYear10	4.22%
Advisor Class | T. Rowe Price High Yield Fund, Inc. | Credit Suisse High Yield Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.86%
5 Years	rr_AverageAnnualReturnYear05	8.68%
10 Years	rr_AverageAnnualReturnYear10	7.33%
Advisor Class | T. Rowe Price High Yield Fund, Inc. | Lipper High Yield Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.00%
5 Years	rr_AverageAnnualReturnYear05	7.86%
10 Years	rr_AverageAnnualReturnYear10	6.33%